Income taxes (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of income tax [Abstract]
Disclosure of income tax [Table Text Block]
Income tax expense/(benefit) recognized in the consolidated income statement consists of the following:

	For the Year Ended March 31,
	2022		2021		2020
Current taxes
Domestic	Rs.	4,180	Rs.	5,849	Rs.	5,157
Foreign		2,231		2,323		1,459
	Rs.	6,411	Rs.	8,172	Rs.	6,616
Deferred taxes
Domestic	Rs.	2,165	Rs.	2,736	Rs.	(6,580)
Foreign		154		(1,733)		(1,502)
	Rs.	2,319	Rs.	1,003	Rs.	(8,082)
Tax expense/(benefit), net	Rs.	8,730	Rs.	9,175	Rs.	(1,466)

Current and deferred tax relating to items charged or credited directly to equity [Table Text Block]
Income tax expense/(benefit) recognized directly in equity consists of the following:

	For the Year Ended March 31,
	2022		2021		2020
Tax effect on changes in fair value of other investments	Rs.	(293)	Rs.	293	Rs.	-
Tax effect on effective portion of change in fair value of cash flow hedges		288		319		(232)
Tax effect on actuarial gains/losses on defined benefit obligations		(12)		(73)		22
	Rs.	(17)	Rs.	539	Rs.	(210)

Reconciliation Between Enacted and Effective Tax Rates [Table Text Block]
The following is a reconciliation of the Company’s effective tax rates for the years ended March 31, 2022, 2021 and 2020:

	For the Year Ended March 31,
	2022		2021		2020
Profit before income taxes	Rs.	32,298	Rs.	26,413	Rs.	18,032
Enacted tax rate in India		34.94%		34.94%		34.94%
Computed expected tax expense	Rs.	11,285	Rs.	9,229	Rs.	6,301
Effect of:
Differences between Indian and foreign tax rates	Rs.	(427)	Rs.	810	Rs.	3,385
Unrecognized deferred tax assets/(recognition of previously unrecognized deferred tax assets, net)		97		1,220		(6,478)
Expenses not deductible for tax purposes		208		230		155
Income exempt from income taxes		(1,619)		(1,807)		(1,029)
Foreign exchange differences		(55)		(18)		(64)
Incremental deduction allowed for research and development costs (1)		-		-		(1,241)
Tax expense on distributed/undistributed earnings of subsidiary outside India		(220)		-		254
Income from sale of capital assets		(305)		-		(2,620)
Effect of change in tax rate		-		(333)		(37)
Others		(234)		(156)		(92)
Income tax expense/(benefit)	Rs.	8,730	Rs.	9,175	Rs.	(1,466)
Effective tax rate		27%		35%		(8)%

(1)	India’s Finance Act, 2016 incorporated an amendment that reduces the weighted deduction on eligible research and development expenditure in a phased manner from 200% to 150% commencing from April 1, 2017 and from 150% to 100% effective April 1, 2020.

Disclosure of Unrecognised Deferred Tax Assets and Liabilities [Table Text Block]
The details of unrecognized deferred tax assets are summarized below:

	As of March 31,
	2022		2021
Deductible temporary differences, net	Rs.	538	Rs.	738
Operating tax loss carry-forward		4,590		4,742
	Rs.	5,128	Rs.	5,480

Disclosure of Tax Effects of Significant Temporary Differences That Resulted In Deferred Tax [Table Text Block]
The tax effects of significant temporary differences that resulted in deferred tax assets and liabilities and a description of the items that created these differences is given below:

	As of March 31,
	2022		2021
Deferred tax assets/(liabilities):
Inventory	Rs.	3,197	Rs.	3,997
Minimum Alternate Tax*		3,929		4,748
Trade and other receivables**		710		569
Operating/other tax loss carry-forward		2,053		2,593
Other current assets and other current liabilities, net		1,546		1,404
Property, plant and equipment		(3,300)		(2,547)
Other intangible assets		34		(283)
Others		(25)		(189)
Net deferred tax assets	Rs.	8,144	Rs.	10,292

*
As per Indian tax laws, companies are liable for a Minimum Alternate Tax (“MAT”) when current tax, as computed under the provisions of the Income Tax Act, 1961 (“Tax Act”), is determined to be below the MAT computed under section 115JB of the Tax Act. If in any year the Company pays a MAT, then it is entitled to claim credit of the MAT paid over and above the normal tax liability in the subsequent years. The MAT credit is eligible to be carried forward and set-off in the future against the current tax liabilities over a period of 15 years starting from the succeeding fiscal year in which such credit was generated.

**
The final regulations addressing changes in income recognition rules under Treas. Reg. sections 1.451-3 and 1.451-8 were published on January 6, 2021, and are effective for tax years beginning on or after January 1, 2021.  The final regulations which are mandatory for tax years beginning after December 31, 2020, are consistent with the Internal Revenue Service’s (IRS) position and therefore create the need for the Company to change its current accounting method used for chargebacks to align with the final regulations.   As a consequence, of the new regulations, Dr. Reddy’s Laboratories Inc. U.S.A. has created a deferred tax asset and deferred tax liability in the financial statements reported for the year ending March 31, 2022.

Disclosure Of Movement in deferred tax assets and liabilities [Table Text Block]

	As of March 31, 2021		Recognized in income statement		Recognized in equity		As of March 31, 2022
Deferred tax assets/(liabilities):
Inventory	Rs.	3,997	Rs.	(800)	Rs.	-	Rs.	3,197
Minimum Alternate Tax		4,748		(819)		-		3,929
Trade and other receivables		569		141		-		710
Operating/other tax loss carry-forward		2,593		(540)		-		2,053
Other current assets and other current liabilities, net		1,404		142		-		1,546
Property, plant and equipment		(2,548)		(752)		-		(3,300)
Other intangible assets		(283)		317		-		34
Others		(188)		146		17		(25)
Net deferred tax assets	Rs.	10,292	Rs.	(2,165)	Rs.	17	Rs.	8,144

The details of movement in deferred tax assets and liabilities are summarized below:

	As of March 31, 2020		Recognized in income statement		Recognized in equity		As of March 31, 2021
Deferred tax assets/(liabilities):
Inventory	Rs.	3,216	Rs.	781	Rs.	-	Rs.	3,997
Minimum Alternate Tax		6,246		(1,498)		-		4,748
Trade and other receivables		369		200		-		569
Operating/other tax loss carry-forward		3,399		(806)		-		2,593
Other current assets and other current liabilities, net		1,448		(44)		-		1,404
Property, plant and equipment		(2,361)		(187)		-		(2,548)
Other intangible assets		(477)		194		-		(283)
Others		99		252		(539)		(188)
Net deferred tax assets	Rs.	11,939	Rs.	(1,108)	Rs.	(539)	Rs.	10,292